Average Annual Total Returns	Government Obligations Fund First American Government Obligations Fund - Class A 1 Year		Government Obligations Fund First American Government Obligations Fund - Class A 5 Years		Government Obligations Fund First American Government Obligations Fund - Class A 10 Years		Government Obligations Fund First American Government Obligations Fund - Class A Year to Date Return, Label	Government Obligations Fund First American Government Obligations Fund - Class A Bar Chart, Year to Date Return, Date	Government Obligations Fund First American Government Obligations Fund - Class A Inception Date		Government Obligations Fund First American Government Obligations Fund - Class D 1 Year	Government Obligations Fund First American Government Obligations Fund - Class D 5 Years	Government Obligations Fund First American Government Obligations Fund - Class D 10 Years	Government Obligations Fund First American Government Obligations Fund - Class D Year to Date Return, Label	Government Obligations Fund First American Government Obligations Fund - Class D Bar Chart, Year to Date Return, Date	Government Obligations Fund First American Government Obligations Fund - Class D Inception Date	Government Obligations Fund First American Government Obligations Fund - Class P 1 Year	Government Obligations Fund First American Government Obligations Fund - Class P Year to Date Return, Label	Government Obligations Fund First American Government Obligations Fund - Class P Bar Chart, Year to Date Return, Date	Government Obligations Fund First American Government Obligations Fund - Class P Since Inception	Government Obligations Fund First American Government Obligations Fund - Class P Inception Date	Government Obligations Fund First American Government Obligations Fund - Class T Year to Date Return, Label	Government Obligations Fund First American Government Obligations Fund - Class T Bar Chart, Year to Date Return, Date	Government Obligations Fund First American Government Obligations Fund - Class U 1 Year	Government Obligations Fund First American Government Obligations Fund - Class U Year to Date Return, Label	Government Obligations Fund First American Government Obligations Fund - Class U Bar Chart, Year to Date Return, Date	Government Obligations Fund First American Government Obligations Fund - Class U Since Inception	Government Obligations Fund First American Government Obligations Fund - Class U Inception Date	Government Obligations Fund First American Government Obligations Fund - Class V 1 Year	Government Obligations Fund First American Government Obligations Fund - Class V 5 Years	Government Obligations Fund First American Government Obligations Fund - Class V 10 Years	Government Obligations Fund First American Government Obligations Fund - Class V Year to Date Return, Label	Government Obligations Fund First American Government Obligations Fund - Class V Bar Chart, Year to Date Return, Date	Government Obligations Fund First American Government Obligations Fund - Class V Inception Date	Government Obligations Fund First American Government Obligations Fund - Class X 1 Year	Government Obligations Fund First American Government Obligations Fund - Class X Year to Date Return, Label	Government Obligations Fund First American Government Obligations Fund - Class X Bar Chart, Year to Date Return, Date	Government Obligations Fund First American Government Obligations Fund - Class X Since Inception	Government Obligations Fund First American Government Obligations Fund - Class X Inception Date	Government Obligations Fund First American Government Obligations Fund - Class Y 1 Year	Government Obligations Fund First American Government Obligations Fund - Class Y 5 Years	Government Obligations Fund First American Government Obligations Fund - Class Y 10 Years	Government Obligations Fund First American Government Obligations Fund - Class Y Year to Date Return, Label	Government Obligations Fund First American Government Obligations Fund - Class Y Bar Chart, Year to Date Return, Date	Government Obligations Fund First American Government Obligations Fund - Class Y Inception Date	Government Obligations Fund First American Government Obligations Fund - Class Z 1 Year	Government Obligations Fund First American Government Obligations Fund - Class Z 5 Years	Government Obligations Fund First American Government Obligations Fund - Class Z 10 Years	Government Obligations Fund First American Government Obligations Fund - Class Z Year to Date Return, Label	Government Obligations Fund First American Government Obligations Fund - Class Z Bar Chart, Year to Date Return, Date	Government Obligations Fund First American Government Obligations Fund - Class Z Inception Date	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class A 1 Year	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class A Year to Date Return, Label	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class A Bar Chart, Year to Date Return, Date	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class A Since Inception	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class A Inception Date	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class T 1 Year	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class T Year to Date Return, Label	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class T Bar Chart, Year to Date Return, Date	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class T Since Inception	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class T Inception Date	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class V 1 Year	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class V Year to Date Return, Label	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class V Bar Chart, Year to Date Return, Date	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class V Since Inception	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class V Inception Date	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class X 1 Year	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class X Year to Date Return, Label	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class X Bar Chart, Year to Date Return, Date	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class X Since Inception	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class X Inception Date	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class Y 1 Year	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class Y Year to Date Return, Label	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class Y Bar Chart, Year to Date Return, Date	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class Y Since Inception	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class Y Inception Date	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class Z 1 Year	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class Z Year to Date Return, Label	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class Z Bar Chart, Year to Date Return, Date	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class Z Since Inception	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class Z Inception Date	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class A 1 Year		Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class A 5 Years		Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class A 10 Years		Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class A Year to Date Return, Label	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class A Bar Chart, Year to Date Return, Date	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class A Inception Date		Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class T Year to Date Return, Label	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class T Bar Chart, Year to Date Return, Date	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class V 1 Year		Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class V 5 Years		Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class V 10 Years		Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class V Year to Date Return, Label	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class V Bar Chart, Year to Date Return, Date	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class V Inception Date		Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class Y 1 Year		Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class Y 5 Years		Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class Y 10 Years		Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class Y Year to Date Return, Label	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class Y Bar Chart, Year to Date Return, Date	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class Y Inception Date		Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class Z 1 Year		Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class Z 5 Years		Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class Z 10 Years		Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class Z Year to Date Return, Label	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class Z Bar Chart, Year to Date Return, Date	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class Z Inception Date		Treasury Obligations Fund First American Treasury Obligations Fund - Class A 1 Year		Treasury Obligations Fund First American Treasury Obligations Fund - Class A 5 Years		Treasury Obligations Fund First American Treasury Obligations Fund - Class A 10 Years		Treasury Obligations Fund First American Treasury Obligations Fund - Class A Year to Date Return, Label	Treasury Obligations Fund First American Treasury Obligations Fund - Class A Bar Chart, Year to Date Return, Date	Treasury Obligations Fund First American Treasury Obligations Fund - Class A Inception Date		Treasury Obligations Fund First American Treasury Obligations Fund - Class D 1 Year	Treasury Obligations Fund First American Treasury Obligations Fund - Class D 5 Years	Treasury Obligations Fund First American Treasury Obligations Fund - Class D 10 Years	Treasury Obligations Fund First American Treasury Obligations Fund - Class D Year to Date Return, Label	Treasury Obligations Fund First American Treasury Obligations Fund - Class D Bar Chart, Year to Date Return, Date	Treasury Obligations Fund First American Treasury Obligations Fund - Class D Inception Date	Treasury Obligations Fund First American Treasury Obligations Fund - Class P 1 Year	Treasury Obligations Fund First American Treasury Obligations Fund - Class P Year to Date Return, Label	Treasury Obligations Fund First American Treasury Obligations Fund - Class P Bar Chart, Year to Date Return, Date	Treasury Obligations Fund First American Treasury Obligations Fund - Class P Since Inception	Treasury Obligations Fund First American Treasury Obligations Fund - Class P Inception Date	Treasury Obligations Fund First American Treasury Obligations Fund - Class T Year to Date Return, Label	Treasury Obligations Fund First American Treasury Obligations Fund - Class T Bar Chart, Year to Date Return, Date	Treasury Obligations Fund First American Treasury Obligations Fund - Class V 1 Year	Treasury Obligations Fund First American Treasury Obligations Fund - Class V 5 Years	Treasury Obligations Fund First American Treasury Obligations Fund - Class V 10 Years	Treasury Obligations Fund First American Treasury Obligations Fund - Class V Year to Date Return, Label	Treasury Obligations Fund First American Treasury Obligations Fund - Class V Bar Chart, Year to Date Return, Date	Treasury Obligations Fund First American Treasury Obligations Fund - Class V Inception Date	Treasury Obligations Fund First American Treasury Obligations Fund - Class X 1 Year	Treasury Obligations Fund First American Treasury Obligations Fund - Class X Year to Date Return, Label	Treasury Obligations Fund First American Treasury Obligations Fund - Class X Bar Chart, Year to Date Return, Date	Treasury Obligations Fund First American Treasury Obligations Fund - Class X Since Inception	Treasury Obligations Fund First American Treasury Obligations Fund - Class X Inception Date	Treasury Obligations Fund First American Treasury Obligations Fund - Class Y 1 Year	Treasury Obligations Fund First American Treasury Obligations Fund - Class Y 5 Years	Treasury Obligations Fund First American Treasury Obligations Fund - Class Y 10 Years	Treasury Obligations Fund First American Treasury Obligations Fund - Class Y Year to Date Return, Label	Treasury Obligations Fund First American Treasury Obligations Fund - Class Y Bar Chart, Year to Date Return, Date	Treasury Obligations Fund First American Treasury Obligations Fund - Class Y Inception Date	Treasury Obligations Fund First American Treasury Obligations Fund - Class Z 1 Year	Treasury Obligations Fund First American Treasury Obligations Fund - Class Z 5 Years	Treasury Obligations Fund First American Treasury Obligations Fund - Class Z 10 Years	Treasury Obligations Fund First American Treasury Obligations Fund - Class Z Year to Date Return, Label	Treasury Obligations Fund First American Treasury Obligations Fund - Class Z Bar Chart, Year to Date Return, Date	Treasury Obligations Fund First American Treasury Obligations Fund - Class Z Inception Date	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class A 1 Year		U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class A 5 Years		U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class A 10 Years		U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class A Year to Date Return, Label	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class A Bar Chart, Year to Date Return, Date	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class A Inception Date		U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class D 1 Year	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class D 5 Years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class D 10 Years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class D Year to Date Return, Label	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class D Bar Chart, Year to Date Return, Date	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class D Inception Date	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class T Year to Date Return, Label	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class T Bar Chart, Year to Date Return, Date	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class V 1 Year	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class V 5 Years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class V 10 Years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class V Year to Date Return, Label	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class V Bar Chart, Year to Date Return, Date	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class V Inception Date	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class Y 1 Year	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class Y 5 Years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class Y 10 Years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class Y Year to Date Return, Label	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class Y Bar Chart, Year to Date Return, Date	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class Y Inception Date	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class Z 1 Year	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class Z 5 Years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class Z 10 Years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class Z Year to Date Return, Label	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class Z Bar Chart, Year to Date Return, Date	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class Z Inception Date	Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class T 1 Year		Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class T 5 Years		Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class T 10 Years		Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class T Year to Date Return, Label	Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class T Bar Chart, Year to Date Return, Date	Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class T Inception Date		Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class V 1 Year		Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class V 5 Years		Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class V 10 Years		Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class V Year to Date Return, Label	Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class V Bar Chart, Year to Date Return, Date	Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class V Inception Date		Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class Y 1 Year		Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class Y 5 Years		Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class Y 10 Years		Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class Y Year to Date Return, Label	Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class Y Bar Chart, Year to Date Return, Date	Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class Y Inception Date		Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class Z 1 Year		Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class Z 5 Years		Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class Z 10 Years		Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class Z Year to Date Return, Label	Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class Z Bar Chart, Year to Date Return, Date	Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class Z Inception Date
Total	0.18%	[1]	0.60%	[1]	0.30%	[1]	Total return for the period 1/1/21 through 9/30/21	Sep. 30, 2021	Sep. 24, 2001	[1]	0.21%	0.69%	0.35%	Total return for the period 1/1/21 through 9/30/21	Sep. 30, 2021	Jan. 21, 2095	0.38%	Total return for the period 1/1/21 through 9/30/21	Sep. 30, 2021	1.40%	Dec. 18, 2017	Total return for the period	Sep. 30, 2021	0.41%	Total return for the period 1/1/21 through 9/30/21	Sep. 30, 2021	1.44%	Feb. 26, 2018	0.30%	0.91%	0.46%	Total return for the period 1/1/21 through 9/30/21	Sep. 30, 2021	Mar. 31, 2006	0.40%	Total return for the period 1/1/21 through 9/30/21	Sep. 30, 2021	1.11%	Apr. 05, 2016	0.25%	0.79%	0.40%	Total return for the period 1/1/21 through 9/30/21	Sep. 30, 2021	Mar. 01, 2090	0.37%	1.02%	0.51%	Total return for the period 1/1/21 through 9/30/21	Sep. 30, 2021	Dec. 01, 2003	0.28%	Total return for the period 1/1/21 through 9/30/21	Sep. 30, 2021	0.90%	Jul. 18, 2016	0.36%	Total return for the period 1/1/21 through 9/30/21	Sep. 30, 2021	1.13%	Jul. 18, 2016	0.42%	Total return for the period 1/1/21 through 9/30/21	Sep. 30, 2021	1.22%	Jul. 18, 2016	0.55%	Total return for the period 1/1/21 through 9/30/21	Sep. 30, 2021	1.41%	Sep. 18, 2016	0.34%	Total return for the period 1/1/21 through 9/30/21	Sep. 30, 2021	1.09%	Jul. 18, 2016	0.49%	Total return for the period 1/1/21 through 9/30/21	Sep. 30, 2021	1.32%	Jul. 18, 2016	0.23%	[2],[3]	0.36%	[2],[3]	0.18%	[2],[3]	Total return for the period 1/1/21 through 9/30/21	Sep. 30, 2021	Sep. 24, 2001	[2],[3]	Total return for the period	Sep. 30, 2021	0.38%	[4]	0.69%	[4]	0.35%	[4]	Total return for the period 1/1/21 through 9/30/21	Sep. 30, 2021	Mar. 31, 2006	[4]	0.32%	[5]	0.57%	[5]	0.28%	[5]	Total return for the period 1/1/21 through 9/30/21	Sep. 30, 2021	Jan. 09, 2095	[5]	0.44%	[6]	0.78%	[6]	0.39%	[6]	Total return for the period 1/1/21 through 9/30/21	Sep. 30, 2021	Dec. 01, 2003	[6]	0.18%	[7]	0.60%	[7]	0.30%	[7]	Total return for the period 1/1/21 through 9/30/21	Sep. 30, 2021	Sep. 24, 2001	[7]	0.21%	0.69%	0.35%	Total return for the period 1/1/21 through 9/30/21	Sep. 30, 2021	Oct. 04, 2093	0.37%	Total return for the period 1/1/21 through 9/30/21	Sep. 30, 2021	1.40%	Dec. 18, 2017	Total return for the period	Sep. 30, 2021	0.28%	0.90%	0.45%	Total return for the period 1/1/21 through 9/30/21	Sep. 30, 2021	Mar. 31, 2006	0.38%	Total return for the period 1/1/21 through	Sep. 30, 2021	1.10%	Apr. 05, 2016	0.24%	0.79%	0.39%	Total return for the period 1/1/21 through 9/30/21	Sep. 30, 2021	Jan. 24, 2095	0.35%	1.01%	0.51%	Total return for the period 1/1/21 through 9/30/21	Sep. 30, 2021	Dec. 01, 2003	0.17%	[8]	0.58%	[8]	0.29%	[8]	Total return for the period 1/1/21 through 9/30/21	Sep. 30, 2021	Oct. 25, 2004	[8]	0.21%	0.67%	0.33%	Total return for the period 1/1/21 through 9/30/21	Sep. 30, 2021	Oct. 25, 2004	Total return for the period	Sep. 30, 2021	0.29%	0.87%	0.44%	Total return for the period 1/1/21 through 9/30/21	Sep. 30, 2021	Mar. 31, 2006	0.25%	0.77%	0.38%	Total return for the period 1/1/21 through 9/30/21	Sep. 30, 2021	Oct. 25, 2004	0.35%	0.96%	0.48%	Total return for the period 1/1/21 through 9/30/21	Sep. 30, 2021	Oct. 25, 2004	0.34%	[9]	0.98%	[9]	0.49%	[9]	Total return for the period 1/1/21 through 9/30/21	Sep. 30, 2021	Sep. 24, 2001	[9]	0.39%	[10]	1.07%	[10]	0.54%	[10]	Total return for the period 1/1/21 through 9/30/21	Sep. 30, 2021	Mar. 31, 2006	[10]	0.31%	[11]	0.94%	[11]	0.47%	[11]	Total return for the period 1/1/21 through	Sep. 30, 2021	Mar. 01, 2090	[11]	0.50%	[12]	1.20%	[12]	0.62%	[12]	Total return for the period 1/1/21 through 9/30/21	Sep. 30, 2021	Aug. 01, 2003	[12]

[1]	This table shows the average annual total returns of the fund’s Class A shares. Although Class A and Class T shares would have similar average annual total returns (because all the fund’s shares represent interests in the same portfolio of securities), Class A and Class T average annual total returns would differ to the extent that Class A and Class T are subject to different expenses.
[2]	Prior to October 14, 2016, the fund was named Tax Free Obligations Fund.
[3]	This table shows the average annual total returns of the fund’s Class A shares. Although Class A and Class T shares would have similar average annual total returns (because all the fund’s shares represent interests in the same portfolio of securities), Class A and Class T average annual total returns would differ to the extent that Class A and Class T are subject to different expenses.
[4]	Prior to October 14, 2016, the fund was named Tax Free Obligations Fund.
[5]	Prior to October 14, 2016, the fund was named Tax Free Obligations Fund.
[6]	Prior to October 14, 2016, the fund was named Tax Free Obligations Fund.
[7]	This table shows the average annual total returns of the fund’s Class A shares. Although Class A and Class T shares would have similar average annual total returns (because all the fund’s shares represent interests in the same portfolio of securities), Class A and Class T average annual total returns would differ to the extent that Class A and Class T are subject to different expense.
[8]	This table shows the average annual total returns of the fund’s Class A shares. Although Class A and Class T shares would have similar average annual total returns (because all the fund’s shares represent interests in the same portfolio of securities), Class A and Class T average annual total returns would differ to the extent that Class A and Class T are subject to different expenses.
[9]	Prior to October 14, 2016, the fund was named Prime Obligations Fund.
[10]	Prior to October 14, 2016, the fund was named Prime Obligations Fund.
[11]	Prior to October 14, 2016, the fund was named Prime Obligations Fund.
[12]	Prior to October 14, 2016, the fund was named Prime Obligations Fund.